Restructuring and related expenses	12 Months Ended
Dec. 31, 2019
Restructuring and related expenses
Restructuring and related expenses	Note 22—Restructuring and related expenses

OS program

In December 2018, the Company announced a two-year restructuring program with the objective of simplifying its business model and structure through the implementation of a new organizational structure driven by its Businesses. The program includes the planned elimination of the country and regional structures within the current matrix organization, including the elimination of the three regional Executive Committee roles. The Businesses will each be responsible for both their customer-facing activities and business support functions, while the remaining Group-level corporate activities will primarily focus on Group strategy, portfolio and performance management, capital allocation, core technologies and the ABB AbilityTM platform. The program is expected to be performed over two years and incur restructuring expenses of $350 million, primarily relating to employee severance costs.

The following table outlines the costs incurred in 2019 and 2018, the cumulative costs incurred to date and the total amount of costs expected to be incurred under the program per operating segment:

			Cumulative costs
	Costs incurred in(1)		incurred up to	Total
($ in millions)	2019	2018	December 31, 2019(1)	expected costs(1)
Electrification	18	32	50	80
Industrial Automation	3	21	24	40
Motion	6	1	7	50
Robotics & Discrete Automation	8	—	8	20
Corporate and Other	54	11	65	160
Total	89	65	154	350

(1) Amounts in the table above have been recast to reflect the reorganization of the Company’s operating segments in 2019 as outlined in Note 23.

The Company recorded the following expenses, net of change in estimates, under this program:
			Cumulative costs
	Costs incurred in		incurred up to
($ in millions)	2019	2018	December 31, 2019
Employee severance costs	81	65	146
Estimated contract settlement, loss order and other costs	1	—	1
Inventory and long-lived asset impairments	7	—	7
Total	89	65	154
Restructuring expenses recorded for this program are included in the following line items in the Consolidated Income Statements:
($ in millions)	2019	2018
Total cost of sales	8	35
Selling, general and administrative expenses	46	23
Non-order related research and development expenses	1	3
Other income (expense), net	34	4
Total	89	65
Liabilities associated with the OS program are primarily included in “Other provisions”. The following table shows the activity from the beginning of the program to December 31, 2019:
		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2018	—	—	—
Expenses	65	—	65
Liability at December 31, 2018	65	—	65
Expenses	111	1	112
Cash payments	(44)	(1)	(45)
Change in estimates	(30)	—	(30)
Exchange rate differences	(3)	—	(3)
Liability at December 31, 2019	99	—	99

White Collar Productivity program

From September 2015 to December 2017, the Company executed a restructuring program to make the Company leaner, faster and more customer-focused. The program involved the rapid expansion and use of regional shared service centers as well as a streamlining of global operations and head office functions, with business units moving closer to their respective key markets. The program involved various restructuring initiatives across all operating segments and regions.

As of December 31, 2017, the Company had incurred substantially all costs related to the White Collar Productivity program.

The following table shows the activity from the beginning of the program to December 31, 2018:
		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—
Expenses	300	3	303
Cash payments	(27)	—	(27)
Liability at December 31, 2015	273	3	276
Expenses	182	3	185
Cash payments	(91)	(2)	(93)
Change in estimates	(85)	(1)	(86)
Exchange rate differences	(17)	(1)	(18)
Liability at December 31, 2016	262	2	264
Expenses	28	3	31
Cash payments	(92)	(4)	(96)
Change in estimates	(118)	—	(118)
Exchange rate differences	21	—	21
Liability at December 31, 2017	101	1	102
Cash payments	(55)	—	(55)
Change in estimates and exchange rate differences	(13)	—	(13)
Liability at December 31, 2018	33	1	34

The change in estimates during 2017 of $118 million is mainly due to higher than expected rates of attrition and internal redeployment. The reduction in the liability was recorded in income from operations, primarily as reductions in “Total cost of sales” of $53 million and in “Selling, general and administrative expenses” of $55 million.

The change in estimates during 2016 of $86 million is due to significantly higher than expected rates of attrition and internal redeployment and a lower than expected severance cost per employee for the employee groups affected by the first phase of restructuring initiated in 2015.

The following table outlines the net costs incurred in 2017 and the cumulative net costs incurred up to December 31, 2017:
		Cumulative costs
	Net costs incurred in	incurred up to
($ in millions)	2017(1)	December 31, 2017(1)
Electrification	(17)	72
Industrial Automation	(23)	106
Motion	(10)	42
Robotics & Discrete Automation	(4)	14
Corporate and Other	(32)	91
Total	(86)	325
(1)Amounts in the table above have been recast to reflect the reorganization of the Company’s operating segments in 2019 as outlined in Note 23.The Company recorded the following expenses, net of changes in estimates, under this program:
		Cumulative costs
		incurred up to
($ in millions)	2017	December 31, 2017
Employee severance costs	(90)	307
Estimated contract settlement, loss order and other costs	3	8
Inventory and long-lived asset impairments	1	10
Total	(86)	325
Expenses, net of changes in estimates, associated with this program are recorded in the following line items in the Consolidated Income Statements:
($ in millions)	2017
Total cost of sales	(47)
Selling, general and administrative expenses	(35)
Non-order related research and development expenses	(5)
Other income (expense), net	1
Total	(86)

Other restructuring-related activities

In 2019, 2018 and 2017, the Company executed various other restructuring‑related activities and incurred charges of $114 million, $116 million and $181 million, respectively.

($ in millions)	2019	2018	2017
Employee severance costs	55	74	130
Estimated contract settlement, loss order and other costs	37	29	32
Inventory and long-lived asset impairments	22	13	19
Total	114	116	181
Expenses associated with these activities are recorded in the following line items in the Consolidated Income Statements:
($ in millions)	2019	2018	2017
Total cost of sales	46	24	119
Selling, general and administrative expenses	4	52	10
Non-order related research and development expenses	—	2	—
Other income (expense), net	64	38	52
Total	114	116	181
At December 31, 2019 and 2018, $189 million and $245 million, respectively, was recorded for other restructuring-related liabilities and is primarily included in “Other provisions”.